Intangible Assets, Net	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of March 31,
	2024	2023
	$’000	$’000
Trading rights	64	64
Trading platform system	20	-
Less: accumulated amortization	(7)	-
Intangible assets, net	77	64

Amortization expense for the years ended March 31, 2024, 2023 and 2022, was $7,000, nil and nil, respectively.